Share capital - Summary of Issued and Fully Paid Ordinary Shares (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Repurchases of shares	$ (14,070)	[1]	$ (14,057)	$ (14,571)
Number of shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	6,115,031,158		6,524,109,049
Repurchases of shares (in shares)	(396,394,760)		(409,077,891)
Ending balance (in shares)	5,718,636,398		6,115,031,158	6,524,109,049
Repurchases of shares	$ (33)	[1]	$ (34)	$ (40)
Number of shares | Nominal value $ million
Disclosure of classes of share capital [line items]
Beginning balance	510		544
Repurchases of shares	(33)		(34)
Ending balance	$ 477		$ 510	$ 544

[1]	Includes shares committed to repurchase under irrevocable contracts and repurchases subject to settlement at the end of the year. (See Note 27).